CHARTWELL LARGE CAP VALUE FUND
                         CHARTWELL SMALL CAP VALUE FUND


                         1235 WESTLAKES DRIVE, SUITE 330
                                BERWYN, PA 19312
                                 (610) 296-1400


                               SEMI-ANNUAL REPORT
                                FEBRUARY 29, 2000

                         CHARTWELL SMALL CAP VALUE FUND


Dear Shareholder:

     The period ending February 29, 2000 produced modest performance in the small cap value sector; all investor attention turned to the spectacular gains in small growth stocks and in particular, technology stocks. The Chartwell Small Cap Value Fund (the "Fund") returned 5.57% in the period, outpacing the Russell 2000 Value Index return of 4.93%.

     The Fund's investments in the utility, basic industry and energy sectors along with a few select technology stocks contributed the most to the period's strong performance. ICG Communications, specialty chemical companies Arch Chemical and Cytec Industries, Lone Star Technologies and Sipex are representative of each group. Healthcare sector returns were weakest as our unwillingness to invest in the biotechnology industry penalized returns.

     While some investors are embracing new-era beliefs, we hold to the same tested approaches of value investing. The most richly-valued stocks in the market were among the best performers in the latest period--we decline investing in such stocks. By comparison, our stocks are very inexpensively valued yet have barely participated in this market environment. In the meantime, we are outperforming our market benchmark and remain confident in the long-term attractiveness of smaller, more value-oriented stocks.


/s/ David C. Dalrymple

David C. Dalrymple, CFA
Managing Partner and Portfolio Manager

                         CHARTWELL LARGE CAP VALUE FUND

Dear Shareholder:

     The Chartwell Large Cap Value Fund (the "Fund") produced a negative total return of 3.72% for the period of October 1, 1999 (the Fund's inception) through February 29, 2000. The Fund's return exceeded both the value benchmark, the Russell 1000 Value Index, which returned a negative 5.59%, as well as the S&P 500 Index which returned a negative 7.05% for the same period.

     The value sector of the equity market continues to experience a steady head-wind as investors ponder the impact of increasing interest rates on the domestic economy. In this difficult environment, the Fund's portfolio continues to substantially outperform the value benchmark and many of our large cap value peers.

     Telecom was the strongest sector during the fourth quarter 1999, led by BCE, the Canadian utility that owns over 40% of Nortel. BCE advanced over 80% during the fourth quarter and was the portfolio's largest holding before we began selling into the year-end strength. Advances in technology issues such as National Semiconductor (+58% above the Fund's cost basis) and Lucent (+6%) were significant contributors to the portfolio's performance in January and February 2000. Selected Basic Industry issues also contributed positively to the Fund's return.

     Unfortunately, we did experience our share of surprisingly weak performers in the period. US Bancorp was clobbered in early December when they pre-announced disappointing results in their retail division. Pitney Bowes has suffered with the recent introduction of e-stamps. In the case of Pitney Bowes and others, we believe these high quality companies selling at extraordinarily low valuations, will be positive contributors to performance throughout 2000.

     We would be remiss if we did not comment on the narrowness of the equity market's advance. The unprecedented strength of several tech and internet-related issues masks the fact that most stocks declined in 1999. 61% of the NYSE issues and 54% of the S&P 500 issues declined during the year. An equally concerning fact is that the price/earnings (P/E) ratio of the NASDAQ composite is near 200x! Compare this to the Fund's portfolio, which is statistically as cheap as we can ever recall. Your P/E at year-end was a very reasonable 17x, which is very attractive given our forecast of 16% earnings growth in 2000. Historically, this value portfolio performs well when a broad economic advance is in-place and the earnings of the more cyclical areas of the economy are rising rapidly. In this type of environment, investors seek companies leveraged to the economic cycle and that includes sectors such as the papers, chemicals, financials, consumer cyclicals and capital goods. With the recovery in Asia and Europe just beginning and looking solid, we expect to see much more interest in these economically sensitive areas. The question is when?

It appears as though some investors are rotating away from the ridiculously priced tech names and into the more economically sensitive groups. Good news for the patient value investor.

      We remain confident that valuations will, once again, matter. In the meantime, we steadfastly maintain our discipline and remain focused on the well-managed, attractively valued companies within the Chartwell Large Cap Value Fund.


/s/ Kevin A. Melich                     /s/ Terry F. Bovarnick

Mr. Kevin A. Melich, CFA                Ms. Terry F. Bovarnick, CFA
Managing Partner and                    Managing Partner and
Portfolio Manager                       Portfolio Manager

This information is authorized for use when preceded or accompanied by a current prospectus for the Funds. Performance figures of the Funds and indices referenced represent past performance and are not indicative of future performance. Fund Share values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original investment.

                         CHARTWELL SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS AT FEBRUARY 29, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      Shares      COMMON STOCKS: 99.86%                            Market Value
--------------------------------------------------------------------------------

                  BASIC INDUSTRY: 15.28%
        810       AptarGroup, Inc...............................    $  19,389
        780       Arch Chemicals, Inc...........................       14,869
        460       Bemis Company, Inc............................       13,685
        850       Caraustar Industries, Inc.....................       14,131
        640       CLARCOR Inc...................................       12,440
        690       Cytec Industries Inc..........................       16,733
        570       Kaydon Corporation............................       13,110
        950       U.S.  Aggregates,  Inc........................       14,191
        330       Teekay Shipping Corporation..................         7,095
                                                                    ---------
                                                                      125,643
                                                                    ---------
                  BUSINESS SERVICES: 4.17%
        760       MSC Industrial Direct Co......................       11,875
      1,040       Ogden Corporation.............................       11,830
        475       RemedyTemp, Inc. Class A Common Stock*........       10,569
                                                                    ---------
                                                                       34,274
                                                                    ---------
                  CAPITAL SPENDING: 6.47%
        640       Applied Power Inc.............................       15,480
        850       Gardner Denver, Inc...........................       16,150
        610       Regal-Beloit Corporation......................       10,866
      1,090       Stewart & Stevenson Services, Inc.............       10,696
                                                                    ---------
                                                                       53,191
                                                                    ---------
                  CONSUMER CYCLICAL: 2.50%
        310       Borg-Warner Automotive, Inc...................        9,920
        660       Furniture Brands International, Inc...........       10,601
                                                                    ---------
                                                                       20,521
                                                                    ---------
                  CONSUMER SERVICES: 9.37%
        875       Central Garden & Pet Company, Class A.........        8,422
        521       The Men's Wearhouse, Inc......................       12,097
      1,730       Pier 1 Imports, Inc...........................       15,138
        780       Tropical  Sportswear Int'l Corporation .......        9,068
      1,920       West Marine, Inc..............................       16,560
        950       WestPoint Stevens Inc.........................       15,794
                                                                    ---------
                                                                       77,078
                                                                    ---------

See Notes to Financial Statements.

                         CHARTWELL SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
      Shares                                                       Market Value
--------------------------------------------------------------------------------

                  CONSUMER STAPLES: 4.63%
        330       Alberto-Culver Company Class B
                    Common Stock................................    $   7,054
        210       Canandaigua Brands, Inc.......................       10,290
        430       Corn Products International, Inc..............       10,132
        570       J & J Snack Foods Corp........................       10,509
          3       SUPERVALU INC.................................           52
                                                                    ---------
                                                                       38,037
                                                                    ---------
                  ENERGY: 11.04%
        430       Barrett Resources Corporation.................       12,524
        520       Cal Dive International, Inc...................       18,720
        230       Dynegy Inc....................................       10,781
        870       Lone Star Technologies, Inc...................       32,625
        780       Louis Dreyfus Natural Gas Corp...............        16,088
                                                                    ---------
                                                                       90,738
                                                                    ---------
                  FINANCIAL SERVICES: 15.16%
        970       AmeriCredit Corp..............................       13,459
        800       Community First Bankshares, Inc...............       11,200
        640       Cullen/Frost Bankers, Inc.....................       13,760
        730       Financial Federal Corporation.................       12,501
      2,840       MicroFinancial Incorporated...................       25,915
        280       Radian Group Inc..............................        9,713
      1,800       Republic Security Financial Corporation.......       13,275
        690       Southwest Bancorporation of Texas, Inc........       12,593
        260       Wilmington Trust Corporation..................       12,204
                                                                    ---------
                                                                      124,619
                                                                    ---------
                  HEALTHCARE: 4.52%
      1,060       ICU Medical, Inc..............................       16,430
      1,180       Renal Care Group, Inc.........................       20,724
                                                                    ---------
                                                                       37,154
                                                                    ---------
                  REITS: 9.67%
        450       Alexandria Real Estate Equities, Inc..........       13,753
        525       Arden Realty, Inc.............................       10,927
        450       Home Properties of New York, Inc..............       12,038
        610       PS Business Parks, Inc........................       13,344

See Notes to Financial Statements.

                         CHARTWELL SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
      Shares                                                       Market Value
--------------------------------------------------------------------------------

                  REITS, CONTINUED
        760       Reckson  Associates  Realty Corp..............    $  14,060
        660       SL Green Realty Corp..........................       15,345
                                                                    ---------
                                                                       79,466
                                                                    ---------
                  TECHNOLOGY: 11.92%
        400       Avant! Corporation............................        5,925
        620       Park Electrochemical Corp.....................       14,105
        920       The Reynolds & Reynolds Company...............       25,415
        780       SIPEX Corporation.............................       34,954
        490       Sterling Software, Inc........................       17,579
                                                                    ---------
                                                                       97,978
                                                                    ---------
                  UTILITIES: 5.15%
        660       ICG Communications Inc........................       20,708
        760       MDU Resources Group, Inc......................       14,488
        297       SCANA Corporation.............................        7,072
                                                                    ---------
                                                                       42,267
                                                                    ---------
                  Total Common Stocks
                    (Cost $813,863): 99.86%.....................      820,964
                                                                    ---------
                  SHORT-TERM INVESTMENTS:  0.93%
--------------------------------------------------------------------------------

     $7,687       Firstar Stellar Treasury Fund (Cost $7,687)...        7,687
                                                                    ---------
                  Total Investment In Securities
                    (Cost $821,550): 100.79%....................      828,651
                  Liabilities in excess of Other Assets: (0.79%)       (6,478)
                                                                    ---------
                  Total Net Assets: 100.00%.....................    $ 822,173
                                                                    =========

+ Gross unrealized appreciation and depreciation of securities is as follows:

                  Gross unrealized appreciation.................    $  87,854
                  Gross unrealized depreciation.................      (80,753)
                                                                    ---------
                        Net unrealized appreciation.............    $   7,101
                                                                    =========

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS AT FEBRUARY 29, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
      Shares      COMMON STOCKS: 96.67%                          Market Value
--------------------------------------------------------------------------------

                  BASIC INDUSTRY: 8.30%
      6,835       Abitibi-Consolidated Inc......................     $ 60,661
      1,510       Alcoa Inc.....................................      103,435
        973       The Dow Chemical Company......................      105,571
      4,040       Rohm and Haas Company.........................      163,115
      1,445       Temple-Inland Inc.............................       73,876
      2,470       Weyerhaeuser Company..........................      126,742
                                                                  -----------
                                                                      633,399
                                                                  -----------
                  CAPITAL GOODS: 17.91%
      3,250       Dana Corporation..............................       69,266
      2,670       Eaton Corporation.............................      200,083
        630       Hewlett-Packard Company.......................       84,735
      1,330       International Business Machines
                    Corporation.................................      135,660
      2,780       Lucent Technologies Inc.......................      165,410
      1,045       Motorola, Inc.................................      178,173
      3,970       National Semiconductor Corporation............      298,246
      4,760       Pitney Bowes Inc..............................      235,620
                                                                  -----------
                                                                    1,367,193
                                                                  -----------
                  COMMUNICATIONS: 12.73%
      4,337       AT&T Corp.....................................      214,410
      2,405       ALLTEL Corporation............................      139,490
      1,555       BCE Inc.......................................      170,953
      2,070       Cable & Wireless PLC..........................      133,774
      1,596       GTE Corporation...............................       94,164
      1,350       MediaOne Group, Inc...........................      105,975
      2,965       SBC Communications Inc........................      112,678
                                                                  -----------
                                                                      971,444
                                                                  -----------
                  CONSUMER CYCLICAL: 6.59%
      1,850       Dow Jones & Company, Inc......................      115,394
      3,840       Ford Motor Company............................      159,840
      3,572       The Limited, Inc..............................      121,448
      4,755       Starwood Hotels & Resorts Worldwide, Inc......      106,690
                                                                  -----------
                                                                      503,372
                                                                  -----------

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
      Shares                                                       Market Value
--------------------------------------------------------------------------------

                  CONSUMER STAPLES: 6.49%
      2,535       Bausch & Lomb Incorporated....................  $   133,721
      3,655       Kimberly-Clark Corporation....................      188,918
      3,390       The McGraw-Hill Companies, Inc................      172,466
                                                                  -----------
                                                                      495,105
                                                                  -----------
                  ENERGY: 11.11%
      5,790       Baker Hughes Incorporated.....................      149,816
      7,665       Conoco Inc. - Class B.........................      150,905
      2,585       Exxon Mobil Corporation.......................      194,683
      2,110       Kerr-McGee Corporation........................       94,423
      6,170       The Williams Companies, Inc...................      257,983
                                                                  -----------
                                                                      847,809
                                                                  -----------
                  FINANCIAL: 18.63%
      2,374       American General Corporation..................      123,893
      3,500       The Bank of New York Company, Inc.............      116,594
      2,935       The Chase Manhattan Bank......................      233,699
      5,325       Fannie Mae....................................      282,225
      5,896       Fleet Boston Corporation......................      160,666
      3,245       The Hartford Financial Services Group, Inc....      101,406
      4,170       Household International, Inc..................      133,179
      1,575       Merrill Lynch & Co., Inc......................      161,438
      3,290       Wells Fargo & Company.........................      108,776
                                                                  -----------
                                                                    1,421,876
                                                                  -----------
                  HEALTHCARE: 7.36%
      4,100       American Home Products Corporation............      178,350
      3,930       Baxter International Inc......................      214,185
      1,980       Warner-Lambert Company........................      169,414
                                                                  -----------
                                                                      561,949
                                                                  -----------
                  UTILITIES: 8.12%
      5,105       The Coastal Corporation.......................      214,729
      3,971       Dynegy Inc....................................      186,141
      5,560       The Montana Power Company.....................      218,925
                                                                  -----------
                                                                      619,795
                                                                  -----------
                  Total Common Stocks
                    (Cost $ 7,728,749): 97.24%..................    7,421,942
                                                                  ===========

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
      Shares      SHORT-TERM INVESTMENTS: 3.33%                    Market Value
--------------------------------------------------------------------------------


   $255,886       Firstar Stellar Treasury Fund
                    (Cost $ 255,886)............................    $ 255,886
                                                                  -----------
                  Total Investments in Securities
                    (Cost $7,984,635): 100.59%..................    7,677,828
                                                                  -----------
                  Liabilities in excess of other assets: (0.59%)      (45,078)
                                                                  -----------

                  Total Net Assets: 100.00%.....................  $ 7,632,750
                                                                  ===========

Gross unrealized appreciation and depreciation of securities is as follows:

                  Gross unrealized appreciation.................  $   409,343
                  Gross unrealized depreciation.................     (716,150)
                                                                  -----------

                         Net unrealized appreciation............  $  (306,808)
                                                                  ===========

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND
                         CHARTWELL SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES AT FEBRUARY 29, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                     SMALL CAP       LARGE CAP
                                                     VALUE FUND      VALUE FUND
--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at value
      (identified cost $821,550 and
      $7,984,635, respectively) ................      $828,651        7,713,043
                                                      --------      -----------
   Receivables:
      Due From Advisor .........................         7,007            1,470
      Dividends and interest ...................           512           16,896
   Prepaid expenses ............................           577              576
                                                      --------      -----------
         Total assets ..........................       836,747        7,731,985
                                                      --------      -----------
LIABILITIES
   Payables:
      Due to administrator .....................         2,384            2,384
      Investment securities purchased ..........             0           85,426
   Accrued expenses ............................        12,190           11,425
                                                      --------      -----------
         Total liabilities .....................        14,574           99,235
                                                      --------      -----------

NET ASSETS .....................................      $822,173      $ 7,632,750
                                                      ========      ===========
Net asset value and redemption price per
   share ($822,173/78,087 and
   $7,632,750/795,469 shares outstanding;
   unlimited number of shares (par value
   $0.01) authorized) ..........................      $  10.53      $      9.60
                                                      ========      ===========
COMPONENTS OF NET ASSETS
   Paid-in capital .............................      $798,897      $ 8,040,797
   Accumulated net investment income ...........           342           17,245
   Accumulated net realized gain (loss)
      on investments ...........................        15,833         (118,484)
   Net unrealized appreciation
      (depreciation) on investments ............         7,101         (306,808)
                                                      --------      -----------
         Net assets ............................      $822,173      $ 7,632,750
                                                      ========      ===========

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND
                         CHARTWELL SMALL CAP VALUE FUND

STATEMENT OF OPERATIONS
FOR THE PERIOD OCTOBER 1, 1999* THROUGH FEBRUARY 29, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                       SMALL CAP      LARGE CAP
                                                       VALUE FUND     VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME
 Income
   Dividends .......................................  $  3,643       $  25,563
   Interest ........................................       488           2,798
                                                      --------       ---------
      Total income .................................     4,131          28,361
                                                      --------       ---------
 Expenses
   Organization expense ............................    25,000          25,000
   Administration fees (Note 3) ....................    12,493          12,493
   Professional fees ...............................     9,996           9,996
   Fund accounting fee .............................     5,831           5,831
   Transfer agent fees .............................     5,414           5,414
   Custodian .......................................     2,999           2,999
   Advisory fees (Note 3) ..........................     1,851           5,796
   Other ...........................................     1,249           1,249
   Trustees' fees ..................................     1,041           1,041
   Reports to shareholders .........................       833             833
   Registration fees ...............................       332             306
                                                      --------       ---------
      Total expenses ...............................    67,039          70,958
      Less: advisory fee waiver and
         absorption (Note 3) .......................   (64,463)        (62,085)
                                                      --------       ---------
      Net expenses .................................     2,576           8,873
                                                      --------       ---------
         Net investment income .....................     1,555          19,487
                                                      --------       ---------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
 Net realized gain (loss) from security
  transactions .....................................    15,833        (118,484)
 Net change in unrealized appreciation
  (depreciation)on investments .....................     7,101        (306,808)
                                                      --------       ---------
  Net realized and unrealized gain
   (loss) on investments ...........................    22,934        (425,292)
                                                      --------       ---------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations ......................  $ 24,489       $(405,805)
                                                      ========       =========

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND
                         CHARTWELL SMALL CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD OCTOBER 1, 1999* THROUGH FEBRUARY 29, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                    SMALL CAP        LARGE CAP
                                                    VALUE FUND       VALUE FUND
--------------------------------------------------------------------------------

NET INCREASE IN ASSETS FROM
OPERATIONS
   Net investment income ..........................  $   1,555      $    19,487
   Net realized gain (loss) from security
    transactions ..................................     15,833         (118,484)
   Net change in unrealized appreciation
    (depreciation) on investments .................      7,101         (306,808)
                                                     ---------      -----------
   NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS .....................     24,489         (405,805)
                                                     ---------      -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ..........................     (1,213)          (2,242)
                                                     ---------      -----------
CAPITAL SHARE TRANSACTIONS
   Net increase in net assets derived from
    net change in outstanding shares (a) ..........    798,897        8,040,797
                                                     ---------      -----------
   TOTAL INCREASE IN NET ASSETS ...................    822,173        7,632,750
                                                     ---------      -----------
NET ASSETS
Beginning of period ...............................          0                0
                                                     ---------      -----------
END OF PERIOD .....................................  $ 822,173      $ 7,632,750
                                                     =========      ===========

(a) A summary of capital shares transactions is as follows:

                              October 1, 1999* to        October 1, 1999* to
                               February 29, 2000#         February 29, 2000#
                            ------------------------    ------------------------
                            Shares   Paid in Capital    Shares   Paid in Capital
                            ------   ---------------    ------   ---------------
Shares sold .............  104,795     $ 1,063,277      795,769    $ 8,043,669
Shares issued in
 reinvestment of
 distributions ..........      120           1,213          224          2,242
Shares redeemed .........  (26,828)       (265,593)        (523)        (5,114)
                          --------     -----------     --------    -----------
Net increase ............   78,087     $   798,897      795,469    $ 8,040,797
                          ========     ===========     ========    ===========

----------
*    Commencement of operations.
#    Unaudited.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                               SMALL CAP LARGE CAP
                              VALUE FUND VALUE FUND
--------------------------------------------------------------------------------

                                                    October 1, 1999*        October 1, 1999*
                                                           to                      to
                                                   February 29, 2000#      February 29, 2000#
                                                   ------------------      ------------------
Net asset value, beginning of period ............        $10.00                 $10.00
                                                         ------                 ------
Income from investment operations:
   Net investment income ........................          0.02                   0.02
   Net realized and unrealized gain on
       investments ..............................          0.53                  (0.40)
                                                         ------                 ------
Total from investment operations ................          0.55                  (0.38)
                                                         ------                 ------
Less distributions:
   From net investment income ...................         (0.02)                 (0.02)
                                                         ------                 ------

Net asset value, end of period ..................        $10.53                 $ 9.60
                                                         ======                 ======

Total return ....................................          5.57%+                (3.72%)+

Ratios/supplemental data:
Net assets, end of period (thousands) ...........        $  822                 $7,635

Ratio of expenses to average net assets:
   Before expense reimbursement .................         30.75%**                3.90%**
   After expense reimbursement ..................          1.10%**                0.75%**

Ratio of net investment income to
   average net assets
   After expense reimbursement ..................          0.66%**                1.65%**

Portfolio turnover rate .........................         30.24%                 64.92%

----------
*    Commencement of operations.
**   Annualized.
+    Not Annualized.
#    Unaudited.

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND
                         CHARTWELL SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS AT FEBRUARY 29, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The Chartwell Large Cap Value Fund and Chartwell Small Cap Value Fund (the "Funds") are each a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Each Fund's investment objective is growth of capital, with a secondary objective to provide current income. The Funds began operations on October 1, 1999.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION: The Funds' investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

     B. FEDERAL INCOME TAXES: It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Distributions which exceed net realized gains for financial reporting purposes but not for tax purposes are reported as distributions in

                         CHARTWELL LARGE CAP VALUE FUND
                         CHARTWELL SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

          excess of net realized gains and are primarily due to differing treatments for wash sales and realized losses subsequent to October 31 on sale of securities. Realized gains and losses on securities sold are determined on the basis of identified cost. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

     D. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the period ended February 29, 2000, Chartwell Investment Partners (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by each Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.50% based upon the average daily net assets of the Chartwell Large Cap Value Fund and 0.80% based upon the daily net assets of the Chartwell Small Cap Value Fund. For the period ended February 29, 2000, the Chartwell Large Cap Value Fund and the Chartwell Small Cap Value Fund incurred $5,796 and $1,851, respectively, in Advisory Fees.

     The Funds are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it by each Fund and to pay each Fund's operating expenses to the extent necessary to limit each Fund's aggregate annual operating expenses to 0.75% of average net assets (the "expense cap") for the Chartwell Large Cap Value Fund and 1.10% of average net assets (the "expense cap") for the Chartwell Small Cap Value Fund. Any such reductions made by the Advisor in its fees or payment of expenses which are a Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund's expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursed is made.

                         CHARTWELL LARGE CAP VALUE FUND
                         CHARTWELL SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------
Such reimbursement may not be paid prior to a Fund's payment of current ordinary operating expenses. For the period ended February 29, 2000, the Advisor reduced its fees and absorbed Fund expenses in the amount of $37,085 for the Chartwell Large Cap Value Fund and $69,463 for the Chartwell Small Cap Value Fund; no amounts were reimbursed to the Advisor.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews each Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Fund asset level                            Fee rate
----------------                            --------
Less than $15 million                       $30,000
$15 million to less than $50 million        0.20% of average daily net assets
$50 million to less than $100 million       0.15% of average daily net assets
$100 million to less than $150 million      0.10% of average daily net assets
More than $150 million                      0.05% of average daily net assets

     First Fund Distributors, Inc. (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     For the period ended February 29, 2000, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Chartwell Large Cap Value Fund were $9,896,099 and $2,130,495, respectively.

     For the period ended February 29, 2000, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Chartwell Small Cap Value Fund were $718,044 and $162,958, respectively.

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.